SENIOR SECURED NOTE PAYABLE	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
SENIOR SECURED NOTE PAYABLE

NOTE 7 - SENIOR SECURED NOTE PAYABLE

On March 2, 2022, the Company issued a 12-month Senior Secured Note with a face amount of $1,142,857, with a stated 12.5% original issue discount (OID). The Note carries a 12.5% interest rate with interest-only payable monthly from April through August 2022. The Company received $869,972 in cash, net of the OID of $142,857 and legal and other fees in the amount of $120,028.

The Note is secured by all the tangible and intangible assets of the Company and is summarized as follows:

	2023	2022
Note payable	$1,142,857	$1,142,857
Accrued interest and penalties	854,187	-
Unamortized discounts	-	(217,961)
	$1,997,044	$924,896

Beginning in September 2022, the Company was required to make monthly redemptions at the rate of 110% of one seventh of the original principal amount, ($179,592), plus interest. It also carries a mandatory prepayment at 125% of the original principal amount, or $1,428,571, less any redemptions made, plus any unpaid accrued interest upon the completion of a Qualified Offering, as defined or sale of substantially all assets of the Company or a change of control of the Company. In the event that the Company issue or sells additional shares of Common Stock or Common Stock Equivalents in a Qualified Offering at a price per share which multiplied by 75% is less than the Warrant Calculation Price, the number of Warrant Shares issuable upon exercise of this Warrant will increase to be equal to the product obtained by multiplying: (WCP/BP) x (WS) whereby: (WCP) = the Warrant Calculation Price. (BP) = 75% of the price per share sold in the Qualified Offering. (WS) = the number of Warrant Shares that would be issuable upon exercise of this Warrant in accordance with the terms of this Warrant immediately prior to the Qualified Offering if such exercise were by means of a cash exercise rather than a cashless exercise; The term “Warrant Calculation Price” means $0.05

The Note is convertible at the election of the holder into common stock of the Company upon an event of default, as defined. The conversion price is 70% of the lowest closing price of the Company’s common stock for the prior 20 trading days. The lender received five-year warrants to purchase 22,857,143 shares of common stock of the Company, with an exercise price of $0.0001 per share. The relative fair value of these warrants were recorded as debt discount in the amount of $531,983 which is being amortized over the term of the Note. The warrants can be exercised on a cash-less basis if a registration statement for the common shares underlying the warrants is not declared effective by September 2022.

In August 2022, the Company and the lender agreed to the first modification of the Note. In exchange for a one-month extension to begin the principal payments under this Note, the parties agreed to reduce the qualified offering amount from $10 million to $7.2 million; modify the payment schedule from seven (7) months to six (6) months. In addition, the lender received 1,904,762 additional warrants having a fair value of $58,884, ($0.03 per share), which were recorded as an additional debt discount and amortized over the remaining life of the Note.

In October 2022, the Company and the lender agreed to the second modification of the Note. The first payment due was delayed from October 2, 2022, to October 17, 2022. In October 2022, the Company and the lender agreed to the third modification of the Note. The first payment due was delayed from October 17, 2022, to November 2, 2022. The lender received 1,904,762 additional warrants having a fair value of $36,053, which were recorded as an additional debt discount and amortized over the remaining life of the Note.

In November 2022, the Company and the lender agreed to the fourth modification of the Note. The first payment due was delayed from November 2, 2022, to November 17, 2022.

In November 2022, the Company and the lender agreed to the fifth modification of the Note. The first payment due was delayed from November 17, 2022, to December 17, 2022. The lender received 1,904,762 additional warrants having a fair value of $37,955, which were recorded as an additional debt discount and amortized over the remaining life of the Note.

In December 2022, the Company and the lender agreed to the sixth modification of the Note. The first payment due was delayed from December 17, 2022, to January 17, 2023. The lender received 1,904,762 additional warrants having a fair value of $33,936, which were recorded as an additional debt discount and amortized over the remaining life of the Note.

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2023 and 2022

NOTE 7 - SENIOR SECURED NOTE PAYABLE, continued

In the first quarter 2023, the Company and the lender agreed to the seventh through eleventh modifications of the Note. The maturity was reset to May 16, 2023; the default and optional redemption rates were reset to 137.5% and the qualified offering, as described, was reset to $3 million. As part of these amendments the Company paid a total of $36,600 of accrued interest.

In the second quarter 2023, the Company and the lender agreed to the twelfth modification of the Note. The maturity was reset to July 2, 2023; the default and optional redemption rates were reset to 142.5% and the qualified offering, as described, was reset to $3 million in one continuous offering of a single security.

In the third quarter 2023, the Company and the lender agreed to the 13th modification of the Note. In exchange for the right to convert to common stock at 1.5 times the original principal balance should there be an event of default, the lender agreed to a five-month extension of the maturity of this Note to December 2, 2023, and accrual of the monthly interest from July 2, 2023, to be paid at maturity.

In the fourth quarter 2023, the Company and the lender agreed to the 14th and 15th modifications of the Note. In exchange for receipt of $5,000 of accrued interest for each modification, the maturity date was extended to January 31, 2024. Interest expense in 2023 and 2022 was $142,860 and $107,145 and there was $61,430 and zero accrued which is included in the aggregate balance of $1,997,044 and $924,896 respectively at December 31, 2023 and 2022. Subsequent to December 31, 2023, certain terms of the note were amended for the 16th time and was extended the note to April 2, 2024. (See Note 20)

All penalties and interest were recorded as interest expense with penalties of $792,757and interest of $142,860 in 2023 and interest expense of $107,145 in 2022. Amortization of the discounts was $217,961 and $44,924 in 2023 and 2022, respectively.